Maintenance rights and lease premium, net - Finite-lived intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Maintenance rights
Intangible Asset, Finite-Lived [Line Items]
Net carrying amount	$ 1,159,706	$ 1,336,440
Lease premium, net
Intangible Asset, Finite-Lived [Line Items]
Net carrying amount	283,612	340,967
Maintenance rights and lease premium, net
Intangible Asset, Finite-Lived [Line Items]
Net carrying amount	$ 1,443,318	$ 1,677,407